MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES

SUPPLEMENT DATED JULY 24, 2015 TO

PROSPECTUS DATED APRIL 1, 2015

The Board of Trustees (the “Board”) of Northern Institutional Funds (the “Trust”) recently approved certain changes to the principal investment strategies of the U.S. Government Portfolio, U.S. Government Select Portfolio and Treasury Portfolio (the “Portfolios”). These changes were approved in connection with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Portfolios. The Prospectus is being updated as described below to reflect that the Portfolios will operate as “government money market funds,” as defined in the Amendments. The changes, all of which are effective September 30, 2015, will bring the Portfolios into conformance with the requirements of the Amendments.

1.	The first two paragraphs of the section entitled “PORTFOLIO SUMMARIES – U.S. Government Portfolio – Principal Investment Strategies” on page 6 of the Prospectus are deleted and replaced with the following:

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities.

2.	The section entitled “PORTFOLIO SUMMARIES – U.S. Government Portfolio – Principal Risks – U.S. Government Securities Risk” on page 7 of the Prospectus is amended and restated as follows:

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

3.	The section entitled “PORTFOLIO SUMMARIES – U.S. Government Portfolio – Principal Risks – Regulatory Risk” on page 7 of the Prospectus is deleted.

4.	The first and third paragraphs of the section entitled “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Principal Investment Strategies” on page 9 of the Prospectus are deleted and replaced with the following:

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation.

5.	The section entitled “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Principal Risks – U.S. Government Securities Risk” on page 10 of the Prospectus is amended and restated as follows:

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

6.	The section entitled “PORTFOLIO SUMMARIES – U.S. Government Select Portfolio – Principal Risks – Regulatory Risk” on page 10 of the Prospectus is deleted.

7.	The first paragraph of the section entitled “PORTFOLIO SUMMARIES – Treasury Portfolio – Principal Investment Strategies” on page 12 of the Prospectus is deleted and replaced with the following:

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

•	Cash;
•	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and
•	Repurchase agreements collateralized fully by cash or Treasury Obligations.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

PROSPECTUS SUPPLEMENT

8.	The section entitled “PORTFOLIO SUMMARIES – Treasury Portfolio – Principal Risks – Regulatory Risk” on page 13 of the Prospectus is deleted.

9.	The third paragraph of the section entitled “SECURITIES, TECHNIQUES AND RISKS – Additional Description of Securities and Common Investment Techniques – Investment Objectives” beginning on page 34 of the Prospectus is deleted and replaced with the following:

Under unusual circumstances, such as when appropriate securities that are exempt from state taxes are unavailable, the U.S. Government Select Portfolio also may invest in U.S. government securities that are not exempt from state taxation and qualified repurchase agreements, and hold uninvested cash. Cash assets will not generate income. The U.S. Government Select Portfolio may not achieve its investment objective during this time.

10.	The first paragraph of the section entitled “SECURITIES, TECHNIQUES AND RISKS – Additional Description of Securities and Common Investment Techniques – United States Government Obligations” on page 40 of the Prospectus is deleted and replaced with the following:

These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 www.northerninstitutionalfunds.com	NIF SPT MM (7/15)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS